Basic and Diluted Earnings (Loss) per Common Share (Details Narrative) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Earnings Per Share [Abstract]
Anti-dilute purchase of common stock not included in diluted loss per share			760,000		1,993,000
Common stock per shares diluted			$ 1,010,000
Anti diluted share			207,479
Weighted average number of shares outstanding, basic	70,632,612	65,754,724	69,580,992	65,662,894
Weighted Average Number of Shares Outstanding, Diluted	70,632,612	65,754,724	69,969,539	65,662,894